OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful life	2 years	2 years
Minimum | Transportation Equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Useful life	8 years	8 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful life	20 years	20 years
Maximum | Transportation Equipment
Property, Plant and Equipment [Line Items]
Useful life	10 years	10 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Useful life	40 years	40 years